Equity (Details) $ / shares in Units, $ in Thousands															1 Months Ended			12 Months Ended
	Feb. 10, 2021 ILS (₪) shares	Feb. 10, 2021 USD ($) shares	Jul. 08, 2020 $ / shares shares	Jul. 08, 2020 ILS (₪)	Jul. 08, 2020 USD ($) $ / shares	May 15, 2020 shares	Jul. 16, 2019	Jun. 13, 2019 ILS (₪) shares	Jun. 13, 2019 USD ($) shares	Jun. 24, 2015 ILS (₪) shares	Jun. 24, 2015 USD ($) shares	May 12, 2015 ILS (₪) shares	May 12, 2015 USD ($) $ / shares shares	May 12, 2015 ILS (₪)	Dec. 27, 2021 ILS (₪) shares	Dec. 27, 2021 USD ($) $ / shares shares	Feb. 02, 2021 $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 ILS (₪) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 ILS (₪)	Jun. 11, 2020 $ / shares	Apr. 30, 2018 $ / shares
Equity (Details) [Line Items]
Ordinary shares												40	40
Number of shares issued								334,520	334,520				76,400,000
Warrants exercised												2,038,000	2,038,000					1,100,000,000	27,044,720	27,044,720
Warrants exercisable term												5 years	5 years
Exercise price per share (in Dollars per share) | $ / shares													$ 6.25
Total consideration								₪ 188,000	$ 53			₪ 36,607,000	$ (9,382)						₪ 14,790,000
Offering expenses (in New Shekels) | ₪												₪ 5,576,000
Underwriters warrants granted												95,500	95,500
Increase in equity shares (in New Shekels) | ₪														₪ 26,417,000
Offering expenses totaling (in New Shekels) | ₪														4,860,000
Warrants amount (in New Shekels) | ₪														7,398,000
Financial expense (in New Shekels) | ₪														₪ 1,197,000
Issuance expenses (in New Shekels) | ₪	₪ 1,155									₪ 134,000
Revaluation of warrants (in New Shekels) | ₪																			₪ 14,467,000		₪ 11,400,000
Public offering, description							the Company closed a public offering and issued 3,057,466 NASDAQ listed ADSs (equivalent to 122,298,640 Ordinary shares) and 18,298,898 Ordinary shares (equivalent to 457,472 NASDAQ listed ADSs) in consideration of $ 20,000 (approximately NIS 71,300) to a number of investors.
Warrants expired shares						540,639,000
Exercise price per share (in Dollars per share) | $ / shares																				$ 6.25		$ 7.28	$ 7.98
Warrant shares																			676,118	676,118
Number of shares															3,813,560	3,813,560
Price per share (in Dollars per share) | $ / shares																$ 2.36
Purchase of additional shares															330,508	330,508
Total gross proceeds (in Dollars) | $																$ 9,780
Received amount	₪ 41,137,000	$ 12,465													₪ 27,866,000	8,817
Issuance expenses		$ 371													₪ 3,039,000	$ 1,593
Ordinary shares equivalent																		27,500,000
Registered share capital																		1,800,000,000
Share capital equivalent																		45,000,000
Angels Investments in High Tech Ltd. [Member]
Equity (Details) [Line Items]
Public offering, description							As part of this public offering, Angels Investments in High Tech Ltd. (“AIHT”) exercised their option to purchase, under the same terms of the public offering, 2,203,640 ADSs and 141,538 Ordinary shares offered in the public offering that were not purchased by other shareholders. In total, the investment through AIHT in this offering was approximately $ 16,670, making AIHT a controlling shareholder (as defined under the Israeli Companies Law) with a holding of about 42% in BiondVax.
American Depository Shares [Member]
Equity (Details) [Line Items]
Number of shares issued								8,363	8,363
Warrants exercised			240,000																24,462,600	24,462,600
Total consideration				₪ 166,000	$ 48															$ 4,298
Additional shares issued										110,000	110,000
Gross consideration offering amount										₪ 2,069,000	$ (530)
Number of options issued			6,000
Exercise price per share (in Dollars per share) | $ / shares			$ 7.98		$ 7.98															$ 6.25		$ 8.076
Warrant shares																			611,565	611,565
Public offering [Member]
Equity (Details) [Line Items]
Number of shares																	2,434,783
Price per share (in Dollars per share) | $ / shares																	$ 4.95
Purchase of additional shares	365,217	365,217
Total gross proceeds (in Dollars) | $		$ 13,800